INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Schedule of intangible assets

Software
Thousand US$
COST
At January 1, 2018	281
Additions	10
Disposals	(8)
Exchange adjustments	2
At December 31, 2018	285
Additions	26
Disposals	—
Held-for-Sale (Note 19)	(35)
Exchange adjustments	1
At December 31, 2019	277
AMORTIZATION
At January 1, 2018	155
Charge for the year	52
Eliminated on disposals	(6)
Exchange adjustments	(1)
At December 31, 2018	200
Charge for the year	53
Eliminated on disposals	—
Held-for-Sale (Note 19)	(35)
Exchange adjustments	—
At December 31, 2019	218
CARRYING VALUES
At December 31, 2018	85
At December 31, 2019	59